Segment information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of Operating Segments | segment	3
Revenues	$ 49,230,570	$ 29,561,399	$ 42,297,612
Cost of revenue	43,253,070	21,532,319	31,741,753
Gross profit	5,977,500	8,029,080	10,555,859
Interest Expenses	439,869	608,048	479,358
Capital expenditure	92,369	559,038	1,302,721
Segment assets	115,450,777	134,194,014
Segment profit	(9,659,283)	996,631	2,947,581
Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	43,253,070	21,532,319	31,741,753
Gross profit	5,977,500	8,029,080	10,555,859
Interest Expenses	443,262	626,343	551,044
Depreciation & amortization	904,128	947,026	778,598
Capital expenditure	6,799,939	14,515,522	82,263
Segment assets	115,450,777	134,194,014	138,487,726
Segment profit	(9,659,283)	996,631	2,947,581
Consumer product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	40,138,663	14,347,896	23,693,289
Gross profit	5,682,500	8,040,931	8,195,860
Interest Expenses	355,400	292,996	290,383
Depreciation & amortization	276,170	420,301	454,178
Capital expenditure	6,787,833	13,512,820	74,202
Segment assets	81,944,714	84,899,512	83,024,439
Segment profit	2,430,387	4,135,969	5,258,037
Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	2,270,766	3,290,089	1,412,062
Gross profit	1,108,939	486,753	417,413
Interest Expenses	71,979	126,030	124,587
Depreciation & amortization	0	0	25,345
Capital expenditure	0	209,721	0
Segment assets	9,487,143	7,777,390	5,988,364
Segment profit	(83,910)	(134,511)	203,157
EV [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	843,641	3,894,334	6,636,402
Gross profit	(813,939)	(498,604)	1,942,586
Interest Expenses	15,883	207,317	136,162
Depreciation & amortization	627,958	526,725	299,075
Capital expenditure	12,106	792,981	8,061
Segment assets	24,018,920	41,517,112	49,474,923
Segment profit	(12,005,760)	(3,004,827)	(2,513,613)
External customers [Member] | Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	49,230,570	29,561,399	42,297,612
External customers [Member] | Consumer product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	45,821,163	22,388,827	31,889,149
External customers [Member] | Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,379,705	3,776,842	1,829,475
External customers [Member] | EV [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	29,702	3,395,730	8,578,988
Intersegment [Member] | Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	(1,005,029)	(7,790,931)	(2,760,754)
Intersegment [Member] | Consumer product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	(1,005,029)	(7,790,931)	(2,736,204)
Intersegment [Member] | Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0	(24,550)
Intersegment [Member] | EV [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 0	$ 0	$ 0